Risks and Uncertainties (Tables)	6 Months Ended
Dec. 31, 2025
Risks and Uncertainties [Abstract]
Schedule of Risks and Uncertainties

Details of the customers which accounted for 10% or more of the revenue are as follows:

	For the six months ended December 31,
	2025	% revenue	2024	% revenue	2023	% revenue
Customer A	$1,655,376	51.4%	$661,010	23.0%	$657,438	22.5%
Customer B	—	—%	547,497	19.1%	—	—%
Customer C	196,573	6.1%	200,897	7.0%	635,188	21.7%
Customer D	—	—%	—	—%	488,802	16.7%
	$1,851,949	57.5%	$1,409,404	49.1%	$1,781,428	60.9%

Details of the customers which accounted for 10% or more of the trade receivables are as follows:

	As of
	December 31, 2025	% trade receivables	June 30, 2025	% trade receivables
Customer A	$211,813	17.3%	$3,822	0.3%
Customer E	321,310	26.2%	382,170	28.9%
Customer F	126,006	10.3%	57,364	4.3%
Customer G	—	—%	199,748	15.1%
Customer H	—	—%	150,002	11.4%
	$659,129	53.8%	$793,106	60.0%